Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 89,668,147.00
Previously Paid Amount	0.00
Total Fee Amount	13,728.19
Total Offset Amount	0.00
Net Fee	$ 13,728.19